Apr. 29, 2026
Venerable US Small Cap Fund | Venerable US Small Cap Fund
Investment Objective:
The Venerable US Small Cap Fund (the Fund") seeks to provide long term capital growth.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees and expenses such as fees and expenses imposed under your variable annuity contracts or variable life insurance policies ("Variable Contract"), which are not reflected in the tables and examples below. If these fees or expenses were included in the table, the Fund's expenses would be higher. For more information on these charges, please refer to the documents governing your Variable Contract.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses[1]	0.26%	0.26%
Total Annual Operating Expenses	1.41%	1.11%
Less Waivers and Reimbursements[2]	(0.56%)	(0.11%)
Total Annual Operating Expenses Less Waivers and Reimbursements	0.85%	1.00%

[1]  Based on estimated amounts for the current fiscal year.

[2]  Until September 12, 2027, Venerable Investment Advisers, LLC (the "Adviser"), the distributor, and certain financial intermediaries have contractually agreed to waive all or a portion of fees (including management fee, administrative services fee, and/or distribution and/or service fee (12b-1 Fee), as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.85% for Class V shares and 1.00% for Class I shares. Termination or modification of these obligations prior to September 12, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The example reflects the Fund's contractual fee waivers and reimbursement obligations only for the term of the fee waivers and reimbursement obligations. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class V	$87	$333
Class I	$102	$330

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the example above, affect the Fund's performance. During the period September 12, 2025 through December 31, 2025, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategy

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. listed small capitalization companies and in derivatives that have economic characteristics similar to such securities. The Fund defines small capitalization companies as those companies included in the Russell 2000 Index or within the capitalization range of the Russell 2000 Index at the time of purchase. Equity securities in which the Fund invests include common stocks and preferred stocks. The Fund also invests in derivatives that are equity equivalent securities or instruments whose values are based on common stocks (i.e., convertible securities, rights, warrants or options (stock or stock index), futures contracts (stock or stock index), and index swaps). The Fund's investments in derivative instruments and other investments which provide exposure to the investment focus indicated in the fund's 80% policy or provide exposure to one or more market risk factors associated with the investment focus indicated in the fund's name, are included in the fund's 80% policy.

The Fund, from time to time, may invest a significant portion of its total assets in securities of companies in a particular sector or particular sectors. As of the date of this Prospectus, the Fund expects to invest a significant portion of its assets in securities of companies in the financials and industrials sectors. The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"), which are companies that own and/or manage properties.

The Adviser has engaged Franklin Advisers, Inc. ("FT") to provide the day-to-day management of the Fund's portfolio pursuant to a multi-style and multi-manager approach and investment guidelines provided by the Adviser. The Fund seeks to achieve its investment objective by allocating its assets among a number of different investment strategies (or "sleeves"), each of which is advised by FT or by FT and a non-discretionary sub-adviser affiliated with FT that provides the Adviser and FT with investment recommendations in the form of a model portfolio, which FT utilizes to purchase and sell securities for the Fund. The sub-advisers utilize different investment strategies in providing investment recommendations for their respective sleeve, act independently from one another, and use their own methodologies for selecting investments. Non-discretionary sub-advisers may employ a fundamental investment approach, a quantitative investment approach, or a combination of both. The Fund's use of such model portfolios and the allocation of Fund assets may change at any time. FT also manages the Fund's cash balances and may manage portions of the Fund during transitions between sub-adviser strategies.

Performance Information

Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.